Expense Example, No Redemption (USD $)	12 Months Ended
Dec. 31, 2012
Vanguard Managed Payout Growth Focus Fund - Investor Shares | Vanguard Managed Payout Growth Focus Fund
Expense Example, No Redemption:
1 YEAR	$ 36
3 YEAR	113
5 YEAR	197
10 YEAR	443
Vanguard Managed Payout Growth and Distribution Fund - Investor Shares | Vanguard Managed Payout Growth and Distribution Fu
Expense Example, No Redemption:
1 YEAR	44
3 YEAR	138
5 YEAR	241
10 YEAR	542
Vanguard Managed Payout Distribution Focus Fund - Investor Shares | Vanguard Managed Payout Distribution Focus Fund
Expense Example, No Redemption:
1 YEAR	52
3 YEAR	164
5 YEAR	285
10 YEAR	$ 640